Cash and cash equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [line items]
Cash at bank	€ 33,611	€ 45,645	€ 41,701
Cash equivalents	9,564	10,267	9,025
Total	€ 43,175	€ 55,912	€ 50,726